Property and equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 13,684,000	$ 13,643,000		$ 13,684,000
Less accumulated depreciation	(13,218,000)		(13,218,000)		(13,072,000)	(12,622,000)		(13,072,000)	(13,218,000)
Property and equipment, net	467,000		467,000		612,000	1,021,000		612,000	467,000
Impairment of property and equipment	0	0	0	0	0	7,371,000	0	7,371,000	7,371,000
Reduction in value of impaired assets acquired						17,600,000
Reduction in value of accumulated depreciation						10,200,000
Office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					323,000	323,000		323,000
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					978,000	985,000		978,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					524,000	524,000		524,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4,961,000	4,913,000		4,961,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 6,898,000	$ 6,898,000		$ 6,898,000